38 Insurance	12 Months Ended
Dec. 31, 2020
Provision for legal claims added to the cost of the works
Insurance
38	Insurance

Details by peril type and effective date of the main insurance policies can be seen below:

	End	Insured
Policy	of term	amount
Operational risks - HPP Baixo Iguaçu	05.30.2021	2,250,207
Operational risks - HPP Colíder	11.10.2021	2,166,984
Operational risks - Cutia and Bento Miguel	03.29.2022	2,016,287
Nominated Risks	08.24.2021	2,005,408
Operational risks - Brisa Potiguar	06.27.2021	914,610
Operational risks - UEG Araucária (a)	05.31.2021	882,035
Fire - owned and rented facilities	08.24.2021	800,636
Operational risks - HPP Governador Jayme Canet Junior	11.23.2021	799,290
Operational risks - Elejor	03.11.2022	763,007
Operational risks - São Bento	06.27.2021	571,848
(a)The values of the insured of operating risks - UEG Araucária have been translated from USD into BRL, with the current rate R$5.1967 as of December 31, 2020.

In addition to the insurance policies listed above, the Company take out other insurance policies with lower values, such as: Directors and Officers liability (D&O), general civil liability, court award payment guarantee, sundry perils, national and international transportation, life, aircraft and vehicles.

The guarantee insurance taken out by the subsidiaries, joint ventures and associates have Copel and/or Copel GeT as guarantor, within the limits of their share of interest in each project.